Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the period	₩ 4,558,170	₩ 4,478,000	₩ 4,755,514
Changes in operating assets and liabilities	5,309,757	8,821,660	2,567,927
Net interest paid	(15,218,677)	(13,058,769)	(6,770,156)
Dividend received from subsidiaries	222,887	186,937	128,692
Income tax paid	1,030,947	1,931,943	1,693,408
Net cash provided by operating activities	4,626,299	529,846	7,188,440
Cash flows from investing activities
Acquisition of investments in subsidiaries	0	0	(27,840)
Disposal of investments in subsidiaries	326,439	377,496	516,735
Net cash used in investing activities	148,533	(4,271,713)	(10,695,927)
Cash flows from financing activities
Issuance of hybrid bonds	797,866	897,646	997,120
Repayments of hybrid bonds	200,000	1,195,550	135,000
Net changes in borrowings	(8,231,239)	8,153,087	6,145,271
Issuance of debt securities issued	54,660,582	47,674,027	39,521,966
Repayments of debt securities issued	(45,082,555)	(43,808,445)	(41,777,940)
Dividend paid	(1,267,146)	(1,461,371)	(1,540,871)
Acquisition of treasury stock	(700,000)	(485,947)	(300,000)
Redemption of lease liabilities	(272,634)	(262,055)	(259,913)
Net cash used in financing activities	(182,650)	9,760,166	3,394,715
Effect of exchange rate changes on cash and cash equivalents held	238,477	(15,361)	(58,955)
Increase (decrease) in cash and cash equivalents	4,830,659	6,002,938	(171,727)
Cash and cash equivalents at beginning of year	30,416,884	24,413,946	24,585,673
Cash and cash equivalents at end of year	35,247,543	30,416,884	24,413,946
Parent Company only
Cash flows from operating activities
Profit for the period	1,619,867	1,671,011	1,249,251
Non-cash items included in profit for the period	(1,634,252)	(1,653,331)	(1,274,183)
Changes in operating assets and liabilities	(338,522)	187,618	163,179
Net interest paid	(228,642)	(172,937)	(127,247)
Dividend received from subsidiaries	2,025,368	1,783,758	1,470,400
Income tax paid	792	(640)	(3,487)
Net cash provided by operating activities	1,444,611	1,815,479	1,477,913
Cash flows from investing activities
Net loan origination to non-banking subsidiaries	435,696	(11,277)	68,000
Acquisition of investments in subsidiaries	(100,000)	11	(374,126)
Disposal of investments in subsidiaries	32,804	0	20,354
Other, net	(152,174)	(303,582)	(403,743)
Net cash used in investing activities	216,326	(314,848)	(689,515)
Cash flows from financing activities
Issuance of hybrid bonds	797,867	897,646	997,120
Repayments of hybrid bonds	(200,000)	(1,195,550)	(135,000)
Net changes in borrowings	(205,684)	201,713	20,000
Issuance of debt securities issued	1,836,934	2,253,173	2,206,672
Repayments of debt securities issued	(1,770,000)	(1,709,626)	(2,036,000)
Convertible preferred stock conversion cost	0	(75)	0
Dividend paid	(1,267,146)	(1,461,371)	(1,540,871)
Acquisition of treasury stock	(700,300)	(486,919)	(300,600)
Payment for disposal of treasury stock	297	0	0
Costs for retirement of treasury stock	(102)	(81)	(60)
Redemption of lease liabilities	(1,619)	(1,708)	(1,431)
Net cash used in financing activities	(1,509,753)	(1,502,798)	(790,170)
Effect of exchange rate changes on cash and cash equivalents held	0	0	(3)
Increase (decrease) in cash and cash equivalents	151,184	(2,167)	(1,775)
Cash and cash equivalents at beginning of year	19	2,186	3,961
Cash and cash equivalents at end of year	₩ 151,203	₩ 19	₩ 2,186